Financial Instruments	12 Months Ended
Dec. 31, 2018
Disclosure of financial instrument [Abstract]
Disclosure of financial instruments [text block]
38.	Financial Instruments

(1)	Fair value and carrying amount

The carrying amounts of the Company’s current non-derivative financial instruments, including financial assets at amortized cost (loans and receivables) and financial liabilities at amortized cost, were considered to approximate their fair value due to their short-term nature. This methodology applies to cash and cash equivalents, receivables or payables (including related parties), other current financial assets, and short-term borrowings.

Except for aforementioned financial instruments, the carrying amount and fair value of other financial instruments of the Company as of December 31, 2017 and 2018 were as follows:

	December 31, 2017		December 31, 2018
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Financial assets:
Financial assets at FVTPL:
Financial assets mandatorily measured at FVTPL	$-	-	1,709,531	1,709,531
Financial assets held for trading	70,366	70,366	-	-
Financial assets at FVTOCI	-	-	6,979,925	6,979,925
Available-for-sale financial assets － noncurrent	4,348,134	4,348,134	-	-
Financial assets at amortized cost (loans and receivables):
Long-term receivables	1,790,400	1,790,400	930,001	930,001
Refundable deposits	515,148	515,148	716,097	716,097

Financial liabilities:
Financial liabilities at FVTPL:
Financial liabilities held for trading	106,597	106,597	22,115	22,115
Financial liabilities at amortized cost:
Long-term borrowings (including current installments)	110,608,010	110,608,010	86,305,318	86,305,318
Guarantee deposits	838,482	838,482	816,512	816,512

(2)	Valuation techniques and assumptions applied in fair value measurement

The fair values of financial assets and financial liabilities with standard terms and conditions and traded in active markets are determined with reference to quoted market prices. The fair values of other financial assets and financial liabilities without quoted market prices are estimated using valuation approach. The estimates and assumptions used are the same as those used by market participants in the pricing of financial instruments.

Fair value of foreign currency forward contract is measured based on the maturity date of each contract with quoted spot rate and quoted swap points from Reuters quote system.

Fair value of structured investment product is measured based on the discounted future cash flows arising from principal consideration and probable gains estimate to be received.

Fair value of long-term receivable is determined by discounting the expected cash flows at a market interest rate.

The refundable deposits and guarantee deposits are based on carrying amount as there is no fixed maturity.

The fair value of floating-rate long-term borrowings approximates to their carrying value.

(3)	Fair value measurements recognized in the consolidated statements of financial position

The Company determines fair value based on assumptions that market participants would use in pricing an asset or a liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

(i)	Level 1 inputs: Unadjusted quoted prices for identical assets or liabilities in active markets.

(ii)	Level 2 inputs: Other than quoted prices included within Level 1, inputs are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

(iii)	Level 3 inputs: Derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The fair value measurement level of an asset or a liability within their fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Financial assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Total
	(in thousands)
December 31, 2017
Financial assets at FVTPL:
Financial assets held for trading	$-	70,366	-	70,366
Available-for-sale financial assets － noncurrent	4,170,319	-	177,815	4,348,134
Loans and receivables:
Long-term receivables	-	1,790,400	-	1,790,400
Financial liabilities at FVTPL:
Financial liabilities held for trading	-	106,597	-	106,597

December 31, 2018
Financial assets at FVTPL:
Financial assets mandatorily measured at FVTPL	-	1,709,531	-	1,709,531
Financial assets at FVTOCI	6,803,900	-	176,025	6,979,925
Financial assets at amortized cost:
Long-term receivables	-	930,001	-	930,001
Financial liabilities at FVTPL:
Financial liabilities held for trading	-	22,115	-	22,115

There were no transfers between Level 1 and 2 for the years ended December 31, 2017 and 2018.

(4)	Reconciliation for recurring fair value measurements categorized within Level 3

	For the years ended December 31,
	2016	2017
	(in thousands)
Available-for-sale financial assets without quoted market prices
Balance at the beginning of the year	$70,938	193,582
Net realized/unrealized losses included in:
Profit or loss (i)	(686)	(30,000)
Other comprehensive income	-	-
Purchases	66,948	14,233
Transfer in	56,400	-
Effect of change in exchange rate	(18)	-
Balance at the end of the year	$193,582	177,815

(i)
Change in unrealized losses, which were included in profit or loss, relating to those available-for-sale assets without quoted market prices held at December 31, 2016 and 2017 were $686 thousand and $30,000 thousand, respectively.

For the year ended December 31, 2018
(in thousands)
Financial assets at FVTOCI － equity instruments without quoted market prices
Balance at the beginning of the year	$-
Adjustments on initial application of IFRS 9	177,815
Net gains included in other comprehensive income	9,990
Purchases	34,157
Disposals	(45,937)
Balance at the end of the year	$176,025
(5)	Description of valuation processes and quantitative disclosures for fair value measurements categorized within Level 3

The Company’s management reviews the policy and procedures of fair value measurements at least once at the end of the annual reporting period, or more frequently as deemed necessary. When a fair value measurement involves one or more significant inputs that are unobservable, the Company monitors the valuation process discreetly and examines whether the inputs are used the most relevant market data available.

Item	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Financial assets at FVTOCI–equity investments without active market	Market approach	● Price-Book ratio (0.99~5.2 at Dec. 31, 2018) ● Price-Earnings ratio (14.69~112.13 at Dec. 31, 2018) ● Discount for lack of marketability (20% at Dec. 31, 2018)
●  The higher the price-book ratio is, the higher the fair value is.

●  The higher the price-earnings ratio is, the higher the fair value is.

●  The greater degree of lack of marketability is, the lower the fair value is.